PREPAID EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Prepaid Expense, Current [Abstract]
Schedule of prepaid expenses
	November 30,	August 31,
	2017	2017
Legal and regulatory fees	$57,073	$94,573
Marketing and branding	579,967	164,667
Rent expense	8,200	22,250
Professional fees	-	3,794
	$645,240	$285,284

	August 31,	August 31,
	2017	2016
Legal and regulatory fees	$94,573	$9,167
Advertising and promotion	164,667	-
Rent expense	22,250	-
Professional fees	3,794	-
Total prepaid expenses	$285,284	$9,167